Parent company only condensed financial information - Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statements of Comprehensive Income
Selling and marketing expenses	¥ (275,351)	¥ (411,356)	¥ (588,380)
General and administrative expenses	(504,970)	(824,711)	(841,685)
Net impairment losses on financial and contract assets	(53,950)	(33,639)	(72,229)
Other income, gains or loss-net	71,855	70,818	13,921
Operating loss	(368,212)	(981,563)	(1,404,740)
Finance (costs)/income - net	29,580	14,709	28,823
Finance costs	(20,532)	(37,173)	(76,637)
Share of losses of joint venture	(2,550)	(439)	(2,204)
Loss before income tax	(361,714)	(990,173)	(1,442,608)
Income tax expenses	(9,762)	62,147	112,095
Loss for the year	(362,715)	(872,274)	(1,281,699)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	26,216	426,145	(152,542)
Changes in the fair value of debt instruments measured at fair value through other comprehensive income	500	5,324	(1,812)
Items that will not be subsequently reclassified to profit or loss
- Changes in the fair value of equity investments measured at fair value through other comprehensive income			(1,796)
Total comprehensive loss	(335,999)	(440,805)	(1,436,053)
Parent company
Condensed Statements of Comprehensive Income
Selling and marketing expenses	(90)	(387)	(439)
General and administrative expenses	(32,965)	(104,653)	(53,621)
Net impairment losses on financial and contract assets	(281,288)	(465,457)
Other income, gains or loss-net	(457)	2,555	834
Operating loss	(314,800)	(567,942)	(53,226)
Finance (costs)/income - net	196
Finance costs		(573)	(32)
Share of losses of joint venture			(2,896)
Share of losses of subsidiaries and VIEs	(48,111)	(303,759)	(1,225,545)
Loss before income tax	(362,715)	(872,274)	(1,281,699)
Loss for the year	(362,715)	(872,274)	(1,281,699)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation differences	3,880	69,454	(152,542)
Changes in the fair value of debt instruments measured at fair value through other comprehensive income	500	5,324	(16)
Items that will not be subsequently reclassified to profit or loss
Foreign currency translation differences	22,336	356,691
- Changes in the fair value of equity investments measured at fair value through other comprehensive income			(1,796)
Total comprehensive loss	¥ (335,999)	¥ (440,805)	¥ (1,436,053)